Long-Term Investment (Details) - USD ($)		1 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Investment [Line Items]
Long-term investment			$ 15,098,846	$ 15,098,846
Equity method investment at fair value option
Shares issued, value					$ 1,575,562
Upward adjustment
Investments
Ownership interest		97.27%
Initial carrying value of the investment		$ 77,200
Impairment investment				1,000,000	77,200
Libra [Member]
Long-Term Investment [Line Items]
Voting interest		31.51%
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Long-Term Investment [Line Items]
Voting interest		31.51%
Alzheon [Member]
Long-Term Investment [Line Items]
Long-term investment			15,098,846	15,098,846
Shares issued, value			$ 2,600,000
Share price (in Dollars per share)			$ 4.11
Conversion price (in Dollars per share)			$ 10.63
Investee B [Member]
Long-Term Investment [Line Items]
Impairment value				1,000,000
Libra [Member]
Long-Term Investment [Line Items]
Ownership interest		97.27%
Impairment investment					$ 77,200
Maximum exposure to loss
Series D Preferred Stock [Member]
Long-Term Investment [Line Items]
Aggregate gross proceeds						$ 50,000,000
Series D Preferred Stock [Member] | Alzheon [Member]
Long-Term Investment [Line Items]
Shares issued (in Shares)						36
Series E Convertible Preferred Stock [Member] | Alzheon [Member]
Long-Term Investment [Line Items]
Share price (in Dollars per share)			$ 62.71	$ 62.71	$ 62.71
Aggregate gross proceeds			$ 5,000,000	$ 78,000,000	$ 45,000,000
Series D Convertible Preferred Stock [Member] | Alzheon [Member]
Long-Term Investment [Line Items]
Upward adjustment						$ 6,108,872
Series D Convertible Preferred Stock [Member] | Minimum [Member]
Long-Term Investment [Line Items]
Upward adjustment						2,558,886
Series D Convertible Preferred Stock [Member] | Maximum [Member]
Long-Term Investment [Line Items]
Upward adjustment						8,667,758
Series E Convertible Preferred Stock [Member]
Long-Term Investment [Line Items]
Upward adjustment						6,431,088
Series E Convertible Preferred Stock [Member] | Minimum [Member]
Long-Term Investment [Line Items]
Upward adjustment						8,667,758
Series E Convertible Preferred Stock [Member] | Maximum [Member]
Long-Term Investment [Line Items]
Upward adjustment						$ 15,098,846
Series B Preferred Stock [Member]
Long-Term Investment [Line Items]
Share price (in Dollars per share)			$ 0.3
Series B Preferred Stock [Member] | Investee B [Member]
Long-Term Investment [Line Items]
Shares issued (in Shares)			3,333,333
Shares issued, value			$ 1,000,000
Class B Ordinary Shares [Member]
Long-Term Investment [Line Items]
Number of votes		10	ten
Preferred Stock [Member] | Alzheon [Member]
Long-Term Investment [Line Items]
Shares issued (in Shares)			622,600
Common Stock [Member] | Alzheon [Member]
Long-Term Investment [Line Items]
Number of shares converted (in Shares)			240,773
Common Stock [Member] | Class B Ordinary Shares [Member]
Long-Term Investment [Line Items]
Shares issued (in Shares)	[1]
Shares issued, value

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.